Related Party Transactions - Additional Information (Details) - Xiaomi	12 Months Ended
Dec. 31, 2021
Business Corporation Agreement
Related Party Transaction [Line Items]
Related party transaction expiration	2021-09
Related party transaction agreement renewed date	2023-09
Youpin Commission Sales Agreement
Related Party Transaction [Line Items]
Related party transaction, expire date	Dec. 31, 2021
Related party transaction agreement termination notice period	30 days
Related party transaction renewed year	2022